UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08390

Cash Management Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31*

Date of reporting period:	April 30, 2007

* The fiscal year end of the Portfolio was recently changed from December 31 to October 31.

Item 1. Reports to Stockholders

Cash Management Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset Backed Securities — 1.8%
Principal Amount (000's omitted)	Security	Value
$13,000	AMCAR, Series 2007-BF, Class A1, 5.32%, 5/6/08	$13,000,000
26,000	CARAT, Series 2007-1, Class A1, 5.325%, 5/15/08(1)	26,000,000
Total Asset Backed Securities (amortized cost, $39,000,000)		$39,000,000
Commercial Paper — 80.7%
Principal Amount (000's omitted)	Security	Value
Automotive — 1.5%
$33,500	American Honda Motor Corp., 5.25%, 5/7/07	$33,470,686
		$33,470,686
Banks and Money Services — 66.1%
$50,000	Abbey National, LLC, 5.25%, 5/1/07	$50,000,000
28,540	Barclays U.S. Funding, LLC, 5.25%, 6/29/07	28,294,437
15,000	Barton Capital Corp., LLC, 5.25%, 6/8/07(1)	14,916,875
50,000	Barton Capital Corp., LLC, 5.26%, 5/14/07(1)	49,905,028
40,000	Barton Capital Corp., LLC, 5.27%, 5/4/07(1)	39,982,433
38,000	CAFCO, LLC, 5.25%, 5/30/07(1)	37,839,292
14,000	CAFCO, LLC, 5.255%, 6/5/07(1)	13,928,474
50,000	CAFCO, LLC, 5.26%, 6/18/07(1)	49,649,333
13,390	Caterpillar Financial Services Corp., 5.27%, 5/31/07	13,331,196
10,750	CIESCO, LLC, 5.25%, 5/8/07(1)	10,739,026
15,000	CIESCO, LLC, 5.26%, 5/3/07(1)	14,995,617
60,000	CIESCO, LLC, 5.26%, 5/29/07(1)	59,754,533
13,000	CIESCO, LLC, 5.27%, 5/14/07(1)	12,975,260
50,000	CIT Group, Inc., 5.25%, 5/30/07(1)	49,788,542
18,000	CIT Group, Inc., 5.25%, 6/15/07(1)	17,881,875
22,000	Countrywide Financial Corp., 5.28%, 6/11/07	21,867,707
28,000	Countrywide Financial Corp., 5.30%, 5/10/07	27,962,900
8,000	Countrywide Financial Corp., 5.30%, 5/21/07	7,976,444
21,000	Countrywide Financial Corp., 5.31%, 5/14/07	20,959,733
16,000	CRC Funding, LLC, 5.25%, 5/8/07(1)	15,983,667
45,000	CRC Funding, LLC, 5.26%, 5/7/07(1)	44,960,550
24,000	CRC Funding, LLC, 5.26%, 6/8/07(1)	23,866,747
15,000	CRC Funding, LLC, 5.28%, 5/3/07(1)	14,995,600
55,000	Fortis Funding, LLC, 5.25%, 5/9/07(1)	54,935,833

Principal Amount (000's omitted)	Security	Value
Banks and Money Services (continued)
$39,000	Fortis Funding, LLC, 5.26%, 5/24/07(1)	$38,868,938
20,000	HSBC Finance Corp., 5.25%, 6/13/07	19,874,583
75,000	HSBC Finance Corp., 5.26%, 5/14/07	74,857,542
15,450	ING (U.S.) Funding, LLC, 5.25%, 5/14/07	15,420,709
24,375	ING (U.S.) Funding, LLC, 5.25%, 5/21/07	24,303,906
12,000	Kittyhawk Funding Corp., 5.26%, 5/18/07(1)	11,970,193
16,839	Kittyhawk Funding Corp., 5.26%, 6/11/07(1)	16,738,125
21,000	Kittyhawk Funding Corp., 5.27%, 5/15/07(1)	20,956,962
32,875	Old Line Funding, LLC, 5.25%, 6/14/07(1)	32,664,052
10,700	Old Line Funding, LLC, 5.26%, 6/4/07(1)	10,646,845
42,600	Old Line Funding, LLC, 5.27%, 5/11/07(1)	42,537,638
15,000	Old Line Funding, LLC, 5.27%, 5/15/07(1)	14,969,258
80,825	Prudential Funding, 5.28%, 5/14/07(1)	80,670,894
24,000	Prudential Funding, 5.29%, 5/15/07(1)	23,950,627
20,394	Ranger Funding Co., LLC, 5.27%, 5/2/07(1)	20,391,015
7,800	Ranger Funding Co., LLC, 5.27%, 5/7/07(1)	7,793,149
16,800	Ranger Funding Co., LLC, 5.27%, 5/10/07(1)	16,777,866
13,780	Ranger Funding Co., LLC, 5.27%, 5/15/07(1)	13,751,759
10,700	Ranger Funding Co., LLC, 5.28%, 5/21/07(1)	10,668,613
24,016	Sheffield Receivables Corp., 5.26%, 5/22/07(1)	23,942,311
35,300	Sheffield Receivables Corp., 5.27%, 5/15/07(1)	35,227,655
13,000	Sheffield Receivables Corp., 5.27%, 5/18/07(1)	12,967,648
20,500	Sheffield Receivables Corp., 5.28%, 5/2/07(1)	20,496,993
36,000	UBS Finance Delaware, LLC, 5.25%, 5/1/07	36,000,000
19,900	UBS Finance Delaware, LLC, 5.25%, 5/15/07	19,859,371
56,000	Yorktown Capital, LLC, 5.255%, 5/8/07(1)	55,942,779
13,000	Yorktown Capital, LLC, 5.26%, 5/15/07(1)	12,973,408
12,000	Yorktown Capital, LLC, 5.26%, 5/21/07(1)	11,964,933
20,535	Yorktown Capital, LLC, 5.265%, 5/24/07(1)	20,465,925
		$1,445,144,799
Drugs — 1.5%
$32,201	Abbott Laboratories, 5.25%, 5/4/07(1)	$32,186,912
		$32,186,912
Electric Utilities — 2.4%
$23,050	Southern Co., 5.25%, 5/2/07(1)	$23,046,639
29,000	Southern Co., 5.27%, 5/16/07(1)	28,936,321
		$51,982,960
Entertainment — 0.8%
$18,400	Disney (Walt) Co., 5.28%, 8/3/07	$18,146,325
		$18,146,325

See notes to financial statements

Cash Management Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Foods — 0.6%
$13,225	General Mills, Inc., 5.30%, 5/4/07(1)	$13,219,159
		$13,219,159
Household Products — 1.1%
$25,000	Fortune Brands, Inc., 5.31%, 5/24/07(1)	$24,915,188
		$24,915,188
Machinery — 2.8%
$61,600	Eaton Corp., 5.25%, 5/14/07(1)	$61,483,217
		$61,483,217
Metals-Industrial — 3.0%
$35,000	Alcoa, 5.27%, 7/5/07	$34,666,965
30,000	Alcoa, 5.27%, 7/25/07	29,626,708
		$64,293,673
Retail-Food and Drug — 0.9%
$19,534	CVS Corp., 5.33%, 5/8/07(1)	$19,513,755
		$19,513,755
Total Commercial Paper (amortized cost $1,764,356,674)		$1,764,356,674
Corporate Bonds & Notes — 11.8%
Principal Amount (000's omitted)	Security	Value
Banks and Money Services — 10.2%
$50,000	American General Finance Corp., ECN, 5.295%, 5/8/07(1)	$49,948,521
20,000	Credit Agricole (London), 5.32%, 4/15/08(1)(2)	20,000,000
21,000	Deutsche Bank NY, 5.40%, 4/24/08(2)	21,000,000
16,000	Diageo Capital PLC, 3.50%, 11/19/07	15,833,968
36,000	HSBC Finance Corp., MTN, 5.423%, 10/24/07(2)	36,008,306
25,000	Merrill Lynch & Co., 5.30%, 4/18/08(2)	25,000,000
25,000	Rabobank Nederland, MTN, 5.27%, 3/12/08(2)	25,000,000
20,000	Totta Ireland PLC, 5.32%, 5/7/08(1)(2)	20,000,000
11,000	UBS AG Stamford, CT, MTN, 5.27%, 4/16/08	11,000,000
		$223,790,795

Principal Amount (000's omitted)	Security	Value
Chemicals — 0.1%
$1,700	Praxair, Inc., 6.625%, 10/15/07	$1,709,272
		$1,709,272
Foods — 0.8%
$17,575	Kraft Foods, Inc., 5.25%, 6/1/07	$17,569,722
		$17,569,722
Telecommunications — 0.7%
$16,000	Vodafone Group PLC, 3.95%, 1/30/08	$15,830,869
		$15,830,869
Total Corporate Bonds & Notes (amortized cost $258,900,658)		$258,900,658
U.S. Government Agency Obligations — 1.1%
Principal Amount (000's omitted)	Security	Value
$25,000	FHLB, 5.375%, 2/28/08	$25,000,000
Total U.S. Government Agency Obligations (amortized cost, $25,000,000)		$25,000,000
Variable Rate Demand Obligations — 0.4%
Principal Amount (000's omitted)	Security	Value
$8,000	Miami, FL (MBIA), (SPA - Wachovia Bank N.A.), 5.29%, 12/1/25	$8,000,000
Total Variable Rate Demand Obligations (at amortized cost, $8,000,000)		$8,000,000
Time Deposits — 4.2%
Principal Amount (000's omitted)	Security	Value
$41,803	Societe Generale N.A., Time Deposit, 5.28%, 5/1/07	$41,803,000
50,000	Societe Generale N.A., Time Deposit, 5.285%, 6/18/07	50,000,000
Total Time Deposits (amortized cost $91,803,000)		$91,803,000
Total Investments — 100.0% (amortized cost $2,187,060,332)(3)		$2,187,060,332

See notes to financial statements

Cash Management Portfolio as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Value
Other Assets, Less Liabilities — 0.0%	$564,787
Net Assets— 100.0%	$2,187,625,119

AMCAR - AmeriCredit Automobile Receivables Trust

CARAT - Capital Auto Receivables Asset Trust

ECN - Extendible Commercial Note

FHLB - Federal Home Loan Bank

MBIA - Municipal Bond Insurance Association

MTN - Medium-Term Note

SPA - Standby Bond Purchase Agreement

(1)  A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

(2)  Variable rate security. The stated interest rate represents the rate in effect at April 30, 2007.

(3)  Cost for federal taxes is the same.

See notes to financial statements

Cash Management Portfolio as of April 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
Investments, at amortized cost	$2,187,060,332
Cash	406
Interest receivable	1,691,656
Total assets	$2,188,752,394
Liabilities
Payable to affiliate for investment advisory fees	$1,064,718
Payable to affiliate for Trustees' fees	678
Accrued expenses	61,879
Total liabilities	$1,127,275
Net Assets applicable to investors' interest in Portfolio	$2,187,625,119
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$2,187,625,119
Total	$2,187,625,119

Statement of Operations

Investment Income	Period Ended April 30, 2007(1)	Year Ended December 31, 2006
Interest	$36,430,627	$14,388,824
Total investment income	$36,430,627	$14,388,824
Expenses
Investment adviser fee	$3,420,994	$1,360,454
Trustees' fees and expenses	2,873	8,016
Custodian fee	77,011	85,116
Legal and accounting services	17,596	44,598
Miscellaneous	2,658	368
Total expenses	$3,521,132	$1,498,552
Deduct — Reduction of custodian fee	$268	$18
Total expense reductions	$268	$18
Net expenses	$3,520,864	$1,498,534
Net investment income	$32,909,763	$12,890,290
Realized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$602	$(2,730)
Increase from payments by affiliate	—	53
Net loss realized on the disposal of investments which did not meet the Portfolio's investment guidelines	—	(53)
Net realized gain	$602	$(2,730)
Net increase in net assets from operations	$32,910,365	$12,887,560

(1)  For the four months ended April 30, 2007.

See notes to financial statements

Cash Management Portfolio as of April 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended April 30, 2007 (Unaudited)(1)	Year Ended December 31, 2006	Year Ended December 31, 2005
From operations — Net investment income	$32,909,763	$12,890,290	$3,954,413
Net realized gain (loss) from investment transactions, payments by affiliate and the disposal of investments which did not meet the Portfolio's investment guidelines	602	(2,730)	(141)
Net increase in net assets from operations	$32,910,365	$12,887,560	$3,954,272
Capital transactions — Contributions	$9,284,770,384	$3,903,906,779	$184,089,048
Withdrawals	(8,420,279,057)	(2,773,384,656)	(210,117,271)
Net increase (decrease) in net assets from capital transactions	$864,491,327	$1,130,522,123	$(26,028,223)
Net increase (decrease) in net assets	$897,401,692	$1,143,409,683	$(22,073,951)
Net Assets
At beginning of period	$1,290,223,427	$146,813,744	$168,887,695
At end of period	$2,187,625,119	$1,290,223,427	$146,813,744

(1)  For the four months ended April 30, 2007.

See notes to financial statements

Cash Management Portfolio as of April 30, 2007

FINANCIAL STATEMENTS

Supplementary Data

	Period Ended April 30, 2007		Year Ended December 31,
	(Unaudited)(1)		2006		2005		2004	2003	2002
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.52	%(2)	0.54%		0.60%		0.59%	0.57%	0.58%
Expenses after custodian fee reduction	0.52	%(2)	0.54%		0.60%		0.59%	0.57%	0.58%
Net investment income	4.84	%(2)	4.67%		2.63%		0.78%	0.59%	1.22%
Total Return	1.60%		4.60	%(3)	2.67	%(3)	0.78%	0.60%	1.22%

(1)  For the four months ended April 30, 2007. The Portfolio changed its fiscal year-end from December 31 to October 31.

(2)  Annualized.

(3)  During the years ended December 31, 2006 and December 31, 2005, the investment adviser reimbursed the Portfolio for net losses realized on the disposal of investments which did not meet the Portfolio's investment guidelines. The reimbursement had no effect on total return for the years ended December 31, 2006 and December 31, 2005.

See notes to financial statements

Cash Management Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio was organized as a trust under the laws of the State of New York on May 1, 1992. The Portfolio's objective is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2007, the Eaton Vance Cash Management Fund and the Eaton Vance Money Market Fund held interests of approximately 3.6% and 1.8%, respectively, in the Portfolio. In November 2006, the Portfolio was made available to other portfolios and funds managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM) and its affiliates for short-term investment purposes. At April 30, 2007, other portfolios and funds managed by BMR and EVM and its affiliates held interests totaling 94.6% of the Portfolio's net assets. At April 30, 2007, Floating Rate Portfolio, Eaton Vance Tax-Managed Global Diversified Equity Income Fund and Global Macro Portfolio each held a greater than 10% interest in the Portfolio (22.0%, 12.8% and 11.3%, respectively). The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Security Valuation — The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

E  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

Cash Management Portfolio as of April 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

H  Interim Financial Statements — The interim financial statements relating to April 30, 2007 and for the four months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a wholly-owned subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. The fee is payable monthly at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets. However, BMR has contractually agreed to reduce its advisory fee to 0.50% annually of the Portfolio's average daily net assets up to $1 billion, 0.475% annually of average daily net assets of $1 billion but less than $2 billion, 0.450% annually of average daily net assets of $2 billion but less than $5 billion and at reduced rates as daily net assets exceed that level. This contractual reduction, which cannot be terminated or amended without Trustee consent and decreased without shareholder consent, was accepted by a vote of the Trustees on April 23, 2007. For the four months ended April 30, 2007, the fee was equivalent to 0.50% (annualized) and amounted to $3,420,994. For the year ended December 31, 2006, the fee amounted to $1,360,454. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

BMR made voluntary reimbursements to the Portfolio totaling $53 to compensate the Portfolio for realized losses incurred from the sale of investment securities which did not meet the Portfolio's investment guidelines for the year ended December 31, 2006.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period from January 1, 2007 to April 30, 2007.

4  Investments

Purchases and sales (including maturities) of investments during the period from January 1, 2007 to April 30, 2007, exclusive of U.S. Government and agency securities, aggregated $17,506,705,595 and $16,649,237,293 respectively. Purchases and sales (including maturities) of U.S. Government and agency securities aggregated $25,000,000 and $18,214,000, respectively.

5  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

6  Fiscal Year-End Change

Effective January 1, 2007 the Portfolio changed its fiscal year-end to October 31.

Eaton Vance Money Market Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Money Market Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Cash Management Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Cash Management Fund and the Eaton Vance Money Market Fund (the "Funds") invest, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser's experience in managing portfolios consisting of high quality money market instruments and short-term obligations. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. Each Fund is maintained by the Adviser primarily as an administrative convenience for shareholders of other Eaton Vance Funds and is not actively marketed to the public as a stand-alone investment product.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Money Market Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2006 for each Fund. The Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and each Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and each Fund's total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and each Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted that, at its request, the Adviser had agreed to add new breakpoints to the advisory fee. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund and that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which now includes breakpoints at several levels, can be expected to cause the Adviser and its affiliates and the Funds to continue to share such benefits equitably.

Eaton Vance Money Market Funds

INVESTMENT MANAGEMENT

Eaton Vance Mutual Funds Trust

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
Cynthia J. Clemson
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Walter A. Row, III
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

Eaton Vance Money Market Funds

INVESTMENT MANAGEMENT CONT'D

Cash Management Portfolio

Officers Elizabeth S. Kenyon President Thomas H. Luster Vice President Kristin S. Anagnost Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout Ralph F. Verni

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Portfolio Investment Adviser
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Fund Administrator
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Mutual Funds Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund's investment objective(s), risks, and charges and expenses. The Funds' current prospectus contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

131-6/07  MMSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cash Management Portfolio

By:	/s/Elizabeth S. Kenyon
Elizabeth Kenyon
President

Date: June 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kristin S. Anagnost
Kristin S. Anagnost
Treasurer

Date:  June 13, 2007

By:	/s/Elizabeth Kenyon
Elizabeth Kenyon
President

Date:  June 13, 2007